Income Tax - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Loss before income tax	$ (27,727)	$ (5,978)
Provision for income tax	$ 2,124	$ 2,143
Effective tax rate	(7.70%)	(35.90%)